Note 9 - Other Expenses - Components of Finance Income (Expense) (Details) - USD ($) $ in Thousands	3 Months Ended		6 Months Ended
	Jun. 30, 2018	Jun. 30, 2017	Jun. 30, 2018	Jun. 30, 2017
Statement Line Items [Line Items]
Foreign exchange loss	$ 11		$ 28
Interest income	74	11	118	19
Foreign exchange gain		29		54
	$ 74	$ 40	$ 118	$ 73